Income Taxes - Disclosure of detailed information about effective income tax expense (recovery) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Major components of tax expense (income) [abstract]
Net income before taxes	$ 6,280	$ 1,009
Statutory tax rate (%)	27.00%	27.00%
Expected income tax	$ 1,696	$ 272
Difference between parent and foreign tax rates	347	(55)
Withholding taxes	2,779	1,260
Share-based compensation	658	375
Share of profit of associate	(627)	(646)
Other permanent differences	1,766	753
Change in unrecognized deferred tax assets	(2,111)	(704)
Other adjustments	0	66
Total income tax expense	$ 4,508	$ 1,321